SHARE-BASED COMPENSATION - Narrative (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as a percentage of fair market value of shares on grant date	100.00%
Number of shares authorized for issuance (in shares)	1,222	993
Vesting period	4 years	4 years
Granted (in shares)	377	536
Granted, weighted average share price (in dollars per share)	$ 36.91	$ 8.29
Term of stock options	8 years	8 years
Granted, grant date fair value (in dollars per share)	$ 16.80	$ 10.28
Incentive Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as a percentage of fair market value of shares on grant date	110.00%
Percentage of voting power	10.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, weighted average share price (in dollars per share)	$ 18.12	11.05
Granted, grant date fair value (in dollars per share)	8.84	2.21
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, weighted average share price (in dollars per share)	55.25	30.39
Granted, grant date fair value (in dollars per share)	$ 37.02	$ 23.09